Basis of presentation and general information (Table) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer A - Drilling rig segment
Major customer revenue percentage		21.00%	26.00%
Customer B - Drilling rig segment
Major customer revenue percentage	38.00%	12.00%	20.00%
Customer C - Drilling rig segment
Major customer revenue percentage	14.00%
Customer D - Drilling rig segment
Major customer revenue percentage		24.00%